Net Loss Per Share (Details) - Schedule of convertible preferred stock, options to purchase common stock and unvested restricted stock - EQRx, INC. [Member] - shares	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Net Loss Per Share (Details) - Schedule of convertible preferred stock, options to purchase common stock and unvested restricted stock [Line Items]
Convertible preferred shares		469,464,496	262,070,014
Outstanding stock options		33,923,859	5,724,963	9,229,963
Unvested restricted stock	35,857,500	33,554,956	45,835,164	41,375,794